Schedule of Share Based Payment Award Equity Note Warrants or Rights Valuation Assumptions (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014 M	Aug. 31, 2013 M
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 1		$ 2,224,200
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 2		0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 3		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 4		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 5		660,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 6		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 7		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 8		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 9		176,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 10		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 11		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 12		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 13		1,154,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 14		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 15		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 16		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 17		1,215,600
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 18		0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 19		0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 20		12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 21		5,429,800
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 1	460,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 2	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 3	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 4	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 5	136,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 6	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 7	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 8	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 9	278,275
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 10	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 11	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 12	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 13	28
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 14	430,670
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 15	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 16	0.20
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 17	12
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 18	1,720,000
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 19	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 20	1,438,800
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 21	0.10
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 22	2,167,160
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 23	0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 24	7,227,340
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 25	0.15
Stock Options And Warrants Schedule Of Share Based Payment Award Equity Note Warrants Or Rights Valuation Assumptions 26	$ 13,858,245